RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2022
RESEARCH AND DEVELOPMENT EXPENSES
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 21 – RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses, excluding stock-based compensation, depreciation and lease amortization expenses, allocated to our major research and development programs are as follows:

In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2022	2021	2020
Research and Development Program	$-	$-	$-
Alzheimer’s Disease: Therapeutics	-	4	-
Anti-Infectives	-	-	4
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	3,370	5,944	7,162
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	-	1	1
Total	$3,370	$5,949	$7,167